Securities Purchase Agreement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair values of derivative liabilities
Derivative liabilities	$ 0	$ 15,270
Embedded Derivatives of Series C-1 Stock (including dividends paid in Series C-1 Stock) [Member]
Fair values of derivative liabilities
Derivative liabilities	0	3,628
Embedded Derivatives Of Accrued Dividends Payable In Series C-1 Stock [member]
Fair values of derivative liabilities
Derivative liabilities	0	52
Series D-1 Warrants [Member]
Fair values of derivative liabilities
Derivative liabilities	0	2,539
Series C-2 Warrants [Member]
Fair values of derivative liabilities
Derivative liabilities	0	3,785
Series D-2 Warrants [Member]
Fair values of derivative liabilities
Derivative liabilities	$ 0	$ 5,266